Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure
2020	$ 48,000
2021	48,000
2022	48,000
2023	48,000
2024	471,000
Total long-term debt	$ 663,000	$ 722,800